Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Contractual Future Cash Flows of Financial Liabilities, Including Interest and Charges to be Accrued (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Liquidity Risk [line items]
Deposits	$ 1,322,075,888	$ 1,156,486,314
From the non financial government sector	112,199,843	110,551,869
From the financial sector	1,653,447	1,872,336
From the non financial private sector and foreign residents	1,208,222,598	1,044,062,109
Liabilities as fair value through profit or loss	526,027	3,170,711
Derivative instruments	2,371	4,933
Other Financial Liabilities	136,379,499	132,342,381
Financing received from the Central Bank of Argentina and other financial institutions	2,471,701	868,429
Issued corporate bonds	2,788,430	6,120,392
Subordinated corporate bonds	89,533,385	106,570,079
Total	1,553,777,301	1,405,563,239
Not later than one month [member]
Disclosure Of Liquidity Risk [line items]
Deposits	1,186,832,473	1,040,999,187
From the non financial government sector	107,790,689	104,125,831
From the financial sector	1,653,447	1,872,336
From the non financial private sector and foreign residents	1,077,388,337	935,001,020
Liabilities as fair value through profit or loss	526,027	3,170,711
Derivative instruments	1,715
Other Financial Liabilities	130,773,020	129,482,229
Financing received from the Central Bank of Argentina and other financial institutions	292,382	458,364
Total	1,318,425,617	1,174,110,491
Not later than three months [member]
Disclosure Of Liquidity Risk [line items]
Deposits	113,538,635	101,780,527
From the non financial government sector	3,384,960	4,116,058
From the non financial private sector and foreign residents	110,153,675	97,664,469
Derivative instruments	656
Other Financial Liabilities	426,282	343,991
Financing received from the Central Bank of Argentina and other financial institutions	517,458	356,378
Issued corporate bonds	9,974
Total	114,493,005	102,480,896
Later than three months and not later than six months [member]
Disclosure Of Liquidity Risk [line items]
Deposits	19,753,491	12,548,302
From the non financial government sector	1,019,697	2,304,904
From the non financial private sector and foreign residents	18,733,794	10,243,398
Derivative instruments		4,933
Other Financial Liabilities	387,072	308,099
Financing received from the Central Bank of Argentina and other financial institutions	1,616,892	26,334
Issued corporate bonds	9,649	6,120,392
Subordinated corporate bonds	2,349,534	2,657,150
Total	24,116,638	21,665,210
Later than six months and not later than one year [member]
Disclosure Of Liquidity Risk [line items]
Deposits	1,902,154	1,071,555
From the non financial government sector	4,497	5,076
From the non financial private sector and foreign residents	1,897,657	1,066,479
Other Financial Liabilities	736,506	502,578
Financing received from the Central Bank of Argentina and other financial institutions	44,969	16,203
Issued corporate bonds	19,948
Subordinated corporate bonds	2,349,534	2,657,152
Total	5,053,111	4,247,488
Over 12 months and up to 24 months [member]
Disclosure Of Liquidity Risk [line items]
Deposits	12,295	84,281
From the non financial private sector and foreign residents	12,295	84,281
Other Financial Liabilities	1,225,622	736,092
Financing received from the Central Bank of Argentina and other financial institutions		11,150
Issued corporate bonds	2,748,859
Subordinated corporate bonds	4,699,067	5,314,305
Total	8,685,843	6,145,828
Later than two years [member]
Disclosure Of Liquidity Risk [line items]
Deposits	36,840	2,462
From the non financial private sector and foreign residents	36,840	2,462
Other Financial Liabilities	2,830,997	969,392
Subordinated corporate bonds	80,135,250	95,941,472
Total	$ 83,003,087	$ 96,913,326